Investment Securities - Debt Securities Based on Securities Contractual Maturity (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Investment Securities [Abstract]
Due in one year or less, Amortized cost	$ 24,987
Due in one year or less, Fair value	24,820
Due in after one year through five years, Amortized cost	65,622
Due in after one year through five years, Fair value	65,600
Due after five years through ten years, Amortized cost	2,000
Due after five years through ten years, Fair value	1,998
Amortized Cost	326,647	$ 387,463
Total securities available for sale	310,418	358,185
Mortgage Backed Securities and Collateralized Mortgage Obligations - Residential [Member]
Investment Securities [Abstract]
Securities, Amortized cost	221,611
Securities, Fair value	206,290
Amortized Cost	221,611	239,420
Total securities available for sale	206,290	213,128
Small Business Administration - Guaranteed Participation Securities [Member]
Investment Securities [Abstract]
Securities, Amortized cost	12,427
Securities, Fair value	11,710
Amortized Cost	12,427	15,471
Total securities available for sale	$ 11,710	$ 14,141